Financial risk and capital management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Core_Banks	Dec. 31, 2020 USD ($)
Disclosure of offsetting of financial assets [line items]
Lease Liabilities	$ 3,562	$ 4,405
Statoil's Captive Insurance Company [Member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral	2,369	627
Liquidity risk [member]
Disclosure of offsetting of financial assets [line items]
Commercial Papers Programme	5,000
Revolving credit facility	$ 6,000
Number of banks | Core_Banks	19
Credit facility maturity date	maturing in 2024
Description of strategy for managing liquidity risk	Equinor raises debt in all major capital markets (USA, Europe and Asia) for long-term funding purposes. The policy is to have a maturity profile with repayments not exceeding 5% of capital employed in any year for the nearest five years.
Maximum Percentage Of Repayment Of Long Term Funding	5.00%
Maturity Profile Of Debt Funding Repayment	5 years
Non-current liabilities weighted average maturity	10 years
Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral	$ 2,271	1,704
Liabilities not offsetting under netting arrangements	500	387
Financial instruments offset under netting arrangements	$ 24,536	3,738
Trade and other receivables [member] | Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Percentage of overdue trade and other receivables for 30 days and more	1.00%
Financial instruments offset under netting arrangements	$ 4,445	$ 1,684